INCOME TAX (Details Narrative) - JPY (¥)		12 Months Ended
	Apr. 01, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		34.59%	34.59%	34.59%
Deferred income tax benefit		¥ 7,746
Net change in valuation allowance		¥ 7,320,000	¥ 3,959,000	¥ 19,421,000
Forecast [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate	35.43%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		25.00%
General Department of Taxation [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		20.00%